Tema Monopolies and Oligopolies ETF
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Value
Aerospace & Defense - 7.5%
Airbus SE	1,294	$201,778
General Electric Co.	4,335	789,664
		991,442

Biotechnology - 1.1%
Gilead Sciences, Inc.	1,560	144,425

Capital Markets - 22.1%
CME Group, Inc.	1,560	371,280
Intercontinental Exchange, Inc.	4,464	718,525
Moody's Corp.	1,571	785,469
MSCI, Inc.	723	440,762
S&P Global, Inc.	1,153	602,454
		2,918,490

Chemicals - 4.3%
Sherwin-Williams Co.	1,417	563,116

Commercial Services & Supplies - 3.5%
Copart, Inc. (a)	7,332	464,775

Construction & Engineering - 2.9%
Ferrovial SE	9,183	378,654

Construction Materials - 3.2%
Vulcan Materials Co.	1,482	427,009

Financial Services - 5.3%
Visa, Inc. - Class A	2,203	694,121

Ground Transportation - 4.3%
Canadian National Railway Co.	2,218	247,728
Canadian Pacific Kansas City Ltd.	4,155	318,232
		565,960

Health Care Equipment & Supplies - 2.4%
Becton Dickinson & Co.	558	123,820
IDEXX Laboratories, Inc. (a)	450	189,788
		313,608

Insurance - 2.7%
Aon PLC - Class A	914	357,868

Life Sciences Tools & Services - 6.7%
Bio-Techne Corp.	3,558	268,131
Thermo Fisher Scientific, Inc.	547	289,707
Waters Corp. (a)	837	322,011
		879,849

Machinery - 2.9%
Deere & Co.	475	221,302
Donaldson Co., Inc.	2,012	157,037
		378,339

Pharmaceuticals - 1.6%
Novo Nordisk AS	1,916	205,602

Professional Services - 2.8%
Equifax, Inc.	1,418	370,892

Semiconductors & Semiconductor Equipment - 10.4%
Analog Devices, Inc.	1,155	251,848
ASML Holding NV	196	136,369
KLA Corp.	529	342,279
Lam Research Corp.	3,768	278,380
Teradyne, Inc.	3,326	365,860
		1,374,736

Software - 10.1%
Fair Isaac Corp. (a)	313	743,384
Intuit, Inc.	663	425,467
Tyler Technologies, Inc. (a)	252	158,551
		1,327,402

Specialty Retail - 2.0%
Lowe's Cos., Inc.	983	267,799

Transportation Infrastructure - 1.8%
Aena SME SA (b)	1,110	240,228
TOTAL COMMON STOCKS (Cost $10,840,486)		12,864,315

SHORT-TERM INVESTMENTS - 2.4%	Shares	Value
Money Market Funds - 2.4%
First American Treasury Obligations Fund - Class X, 4.55% (c)	311,402	311,402
TOTAL SHORT-TERM INVESTMENTS (Cost $311,402)		311,402

TOTAL INVESTMENTS - 100.0% (Cost $11,151,888)		13,175,717
Other Assets in Excess of Liabilities - 0.0% (d)		6,049
TOTAL NET ASSETS - 100.0%		$13,181,766
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AS - Aksjeselskap
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SE - Societas Europeae

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2024, the value of these securities total $240,228 or 1.8% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
(d)	Represents less than 0.05% of net assets.

Tema ETF Trust
Tema Monopolies and Oligopolies ETF
Notes to Quarterly Schedule of Investments
November 30, 2024 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$12,864,315	$–	$–	$12,864,315
Money Market Funds	311,402	–	–	311,402
Total Investments	$13,175,717	$–	$–	$13,175,717

Refer to the Schedule of Investments for further disaggregation of investment categories.

Tema Monopolies and Oligopolies ETF invested, as a percentage of net assets, in the following countries and sectors as of November 30, 2024 (Unaudited):

Allocation of Portfolio Holdings by Country as of November 30, 2024
(% of Net Assets)
United States	$11,447,126	86.9%
Canada	565,960	4.3
Netherlands	515,023	3.9
Spain	240,228	1.8
Denmark	205,602	1.6
France	201,778	1.5
Other Assets in Excess of Liabilities	6,049	0.0 (a)
	$13,181,766	100.0%

Sector Classification as of November 30, 2024
(% of Net Assets)
Financials	$3,970,479	30.1%
Industrials	3,390,290	25.7
Information Technology	2,702,138	20.5
Health Care	1,543,484	11.8
Materials	990,125	7.5
Consumer Discretionary	267,799	2.0
Money Market Funds	311,402	2.4
Other Assets in Excess of Liabilities	6,049	0.0 (a)
	$13,181,766	100.0%

(a)	Represents less than 0.05% of net assets.